Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	17,500,000
Proposed Maximum Offering Price per Unit	32.52
Maximum Aggregate Offering Price	$ 569,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,592.71
Offering Note	(1) The amount being registered includes an indeterminate number of additional common stock that may be issued under the Indivior Pharmaceuticals, Inc. 2026 Omnibus Equity Incentive Plan upon any stock split, stock dividend, recapitalization or other similar transaction in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are calculated on the basis of $32.52 per ordinary share of Indivior PLC (an "Indivior Ordinary Share"), the predecessor to the Registrant (the "Predecessor Registrant"), the average of the high and low price per Indivior Ordinary Share on the Nasdaq Global Select Market on January 20, 2026. On January 23, 2026, the Registrant and the Predecessor Registrant completed a court-sanctioned scheme of arrangement under Part 26 of the UK Companies Act 2006 (the "Scheme") where each Indivior Ordinary Share was cancelled in exchange for one share of common stock, par value $0.001 per share of the Registrant (the "Indivior Common Stock"). As a result of the Scheme and pursuant to Rule 12g-3(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the Registrant became the successor issuer to the Predecessor Registrant and the Indivior Common Stock was deemed to be registered under Section 12(b) of the Exchange Act.